Related Party Transactions - Summary of Significant Investment And Collection Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balhae Infrastructure Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	6,350	10,661
KB-KDBC Pre-IPO New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	600	0
KB-SJ Tourism Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	4,030	0
Korea Credit Bureau Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	90	90
KB-UTC Inno-Tech Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	338	2,250
KB-Solidus Global Healthcare Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	700	16,440
KB-Stonebridge Secondary Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	1,004	7,191
KB SPROTT Renewable Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	8,349	476
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	8,964	1,800
Withdrawal and others	9,629	2,572
KB-TS Technology Venture Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	125	0
Withdrawal and others	2,464	672
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 3,915	₩ 12,500
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
Aju Good Technology Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	2,120	11,377
KB-KTB Technology Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	5,600	5,600
Withdrawal and others	1	0
KB-SOLIDUS Healthcare Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	23,270	21,861
Withdrawal and others	65	0
Paramark KB Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	8,130	3,342
Withdrawal and others	0	0
FineKB Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	6,790	0
Withdrawal and others	1,500	2,125
KB-BridgePole Venture Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 136	₩ 714
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB-Kyobo New Mobility Power Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 3,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
SKS-VLP New Technology Investment Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 1,156
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
JS Private Equity Fund No.3
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	755	0
Star-Lord General Investors Private Real Estate Investment Company No.10
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	358	0
KB Co-Investment Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	9,131	2,208
Withdrawal and others	3,173	0
POSITIVE Sobujang Venture Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	1,121	0
PEBBLES-MW M.C.E New Technology Investment Fund 1st
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 2,000
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB-NP Green ESG New Technology Venture Capital Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 19,800	₩ 9,075
Withdrawal and others	0	0
KB-Badgers Future Mobility ESG Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	10,404	5,540
Withdrawal and others	1,071	0
Lakewood-AVES Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	₩ 2,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
MW-Pyco NewWave New Technology Investment Fund 4th
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 2,000
Withdrawal and others	0	0
KB No.23 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 5
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB No.24 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 25
Withdrawal and others	₩ 0	₩ 25
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB No.25 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 5
Withdrawal and others	0	0
KB No.26 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	5
Withdrawal and others	0	0
Bitgoeul Cheomdan Green 1st Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	152	190
Withdrawal and others	0	0
KB-SUSUNG 1st Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	1,386	0
Friend 55 New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,200
Withdrawal and others	₩ 1,200	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
Hahn & Company No. 4-3 Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 7,183
Withdrawal and others	₩ 0	₩ 32
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB No.27 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 5
Withdrawal and others	0	0
DSIP-Pharos Bioenergy Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	4,000
Withdrawal and others	₩ 4,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
Shinhan-Eco Venture Fund 2nd
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 225	₩ 1,825
Withdrawal and others	0	0
Leading H2O Fund 1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,500
Withdrawal and others	0	0
2023 JB Newtech No.2 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,800
Withdrawal and others	394	0
U-KB Credit No.1 Private Equity
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	591	6,419
Withdrawal and others	0	0
KB-BridgePole Venture Investment Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,500
Withdrawal and others	0	0
KB Material and Parts No.1 PEF
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 3,400	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
G Payment Joint Stock Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	6,445	0
FineKB Private Equity Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	500	0
Withdrawal and others	250	0
KB No.22 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 10	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB-SUSUNG 2st Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 2,000	₩ 0
Withdrawal and others	0	0
KY Global Cell & Gene Private Equity Fund 2nd
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	27,034
Withdrawal and others	₩ 0	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB No.28 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 5	₩ 0
Withdrawal and others	0	0
Timefolio Athleisure Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	4,000	0
Withdrawal and others	0	0
COMPA Global Scale-Up Fund No.3
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,000	0
Withdrawal and others	0	0
AKK Robotech Valueup New Technology Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,000	0
Withdrawal and others	0	0
YG MCE PROJECT NO.1 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,500	0
Withdrawal and others	0	0
KB No.29 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	10	0
Withdrawal and others	0	0
KB No.30 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	10	0
Withdrawal and others	0	0
KB No.31 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	10	0
Withdrawal and others	0	0
IMM global Secondary 1-1 Equity Private Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,819	0
Withdrawal and others	0	0
Elohim-Bilanx aerospace No.1 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
KB-CJ Venture Fund 1st
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,800	0
Withdrawal and others	0	0
HI YG Win-win Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
KB-VEP Contact Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	395	0
Withdrawal and others	47	0
Reboot Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	7,000	0
Withdrawal and others	0	0
LIB Material Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	4,098	0
Withdrawal and others	0	0
NOVORSEC-SJG Consumer Secondary Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,700	0
Withdrawal and others	0	0
Allra Fintech Corp.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	8,532	0
Withdrawal and others	0	0
KB Global Commerce Private Equity Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 7,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2024.	Excluded from the Group’s related party as of December 31, 2024.
KB-SBI Global Strategic Capital Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 11,298	₩ 0
Withdrawal and others	0	0
KB-Cyrus Tourism Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,000	0
Withdrawal and others	0	0
IBKS Design Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
NICE DATA INTELLIGENCE VENTURE FUND
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,000	0
Withdrawal and others	0	0
Pectus Hanhwa Fund 2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
KB-IMM New Star Real Estate Private Fund I
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	31,672	0
Withdrawal and others	0	0
KB Rejuvenation Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	500	0
Withdrawal and others	0	0
VIG Private Equity Fund V-3
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,636	0
Withdrawal and others	0	0
KOENTEC Co. Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	107,428	0
Withdrawal and others	0	0
Sirius Silicon Valley I New Technology Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	500
Withdrawal and others	₩ 0	₩ 0